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                                                                    May 17, 1999



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:   Office of Filings, Information & Consumer Services

Re:      Evergreen Select Fixed Income Trust (the "Trust")
         File Number 333-76053
         CIK 0001046232

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-14AE. This Amendment was filed electronically on May 13, 1999.

         Any comments on this filing should be directed to me at (202) 775-8190. Please return an electronic transmittal as evidence of your receipt of this filing.

                                               Very truly yours,

                                               /s/Robert N. Hickey
                                               --------------------
                                               Robert N. Hickey

RNH\dla

cc:      Michael H. Koonce, Esq.
         W. Lee H. Dunham, Esq.
         Alan C. Porter, Esq.


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